Significant accounting policies (Schedule of Percentage of Depreciation of Property and Equipment, Net) (Details)	3 Months Ended
Mar. 31, 2020
Computers and peripheral equipment
Property, Plant and Equipment [Line Items]
Property and equipment, net	33.00%
Office furniture and equipment | Minimum
Property, Plant and Equipment [Line Items]
Property and equipment, net	7.00%
Office furniture and equipment | Maximum
Property, Plant and Equipment [Line Items]
Property and equipment, net	15.00%